Application of New and Revised International Financial Reporting Standards As Issued By The International Accounting Standards Board - Summary of Anticipated Impact on Assets, Liabilities and Equity (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current	$ 765,834	$ 25,605			$ 6,539,467
Other current assets	4,983,667	166,622			3,773,384
Long-term prepayments for lease					10,764,835
Property, plant and equipment	232,093,327	7,759,723			214,592,588
Right-of-use assets	9,792,221	327,390
Investment properties	12,854,071	429,758			7,738,379	$ 8,119,436
Other financial assets - non-current	559,493	18,706			1,044,294
Other intangible assets	29,024,392	970,391			30,897,700
Total assets	557,223,706	18,630,014			534,061,927
Other current liabilities	6,652,925	222,432			5,984,156
Other current liabilities - non-current	1,680,346	56,180			1,371,302
Total liabilities	$ 344,421,394	$ 11,515,259			$ 315,034,005
IAS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			$ 6,539,467	$ 218,638
Other current assets			3,773,384	126,158
Long-term prepayments for lease			10,764,835	359,908
Property, plant and equipment			214,592,588	7,174,610
Investment properties			7,738,379	258,722
Other financial assets - non-current			1,044,294	34,915
Other intangible assets			30,897,700	1,033,022
Total assets			275,350,647	9,205,973
Other current liabilities			5,984,156	200,072
Other current liabilities - non-current			1,371,302	45,848
Total liabilities			7,355,458	245,920
IFRS16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets			4,165,610	139,271
Investment properties			6,599,225	220,636
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			(31)	(1)
Other current assets			(385,014)	(12,872)
Long-term prepayments for lease			(10,764,835)	(359,908)
Property, plant and equipment			(277,079)	(9,264)
Right-of-use assets			10,720,769	358,434
Investment properties			6,599,225	220,636
Other financial assets - non-current			(2,745)	(92)
Other intangible assets			(59,667)	(1,994)
Total assets			5,830,623	194,939
Obligation under leases - current			489,984	16,382
Other current liabilities			(17,144)	(573)
Obligation under leases - non-current			5,594,745	187,053
Other current liabilities - non-current			(236,962)	(7,923)
Total liabilities			5,830,623	194,939
Non adjusting event [member] | IFRS16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			6,539,436	218,637
Other current assets			3,388,370	113,286
Property, plant and equipment			214,315,509	7,165,346
Right-of-use assets			10,720,769	358,434
Investment properties			14,337,604	479,358
Other financial assets - non-current			1,041,549	34,823
Other intangible assets			30,838,033	1,031,028
Total assets			281,181,270	9,400,912
Obligation under leases - current			489,984	16,382
Other current liabilities			5,967,012	199,499
Obligation under leases - non-current			5,594,745	187,053
Other current liabilities - non-current			1,134,340	37,925
Total liabilities			$ 13,186,081	$ 440,859